Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses	$ 45,754	$ 25,662
Accrued indirect taxes and related liabilities	76,269	48,982
Accrued compensation and benefits	21,899	17,037
Advancements from customers	79,190	44,038
Other current liabilities	8,553	5,832
Accrued expenses and other current liabilities	$ 231,665	$ 141,551